Income Taxes (Tables)	12 Months Ended
Sep. 30, 2024
Income Taxes [Abstract]
Schedule of (Loss)/Income Before Income Taxes, by Geography

The components of (loss)/income before income taxes, by geography, consisted of the following:

	Yen in thousands
	For the fiscal years ended September 30,
	2024	2023	2022
Japan	¥(221,023)	¥(15,796)	¥6,751

Schedule of Current and Deferred Income Taxes
	Yen in thousands
	For the fiscal years ended September 30,
	2024	2023	2022
Current	¥—	¥—	¥6,510
Deferred	—	—	—
Total	¥—	¥—	¥6,510

Schedule of Reconciliation of Income Tax Expense to the Amount of Income Tax Benefit at the Statutory Rate

A reconciliation of income tax expense to the amount of income tax (benefit)/expense at the statutory rate in Japan for the fiscal years ended September 30, 2024, 2023, and 2022 is as follows:

	Yen in thousands
	For the fiscal years ended September 30,
	2024	2023	2022
Income tax (benefit)/expense at the statutory rate	¥(74,219)	¥(4,837)	¥2,335
Increase (reduction) in taxes resulting from:
Change in valuation allowance	15,063	3,874	4,127
Permanent difference	60,061	—	—
Rate difference	(1,002)	745	—
Non-deductible expenses	97	339	111
Other	—	(121)	(63)
Income tax expense	¥—	¥—	¥6,510

Schedule of Deferred Tax Assets and Liabilities

Significant components of deferred tax assets and liabilities are as follows:

	Yen in thousands
	As of September 30,
	2024	2023
Deferred tax assets:
Deferred revenue	¥—	¥850
Lease liability	3,287	849
Net operating loss carryforwards	26,004	9,316
Other	2,334	1,315
Total deferred tax assets	31,625	12,330
Deferred tax liabilities:
Deferred costs	-	-
Lease asset	3,287	849
Other	2,910	1,116
Total deferred tax liabilities	6,197	1,965
Less: Valuation allowance	(25,428)	(10,365)
Net deferred tax assets/(liabilities)	¥—	¥—

Schedule of Net Changes in Valuation Allowance	The net changes in the total valuation allowance for net deferred tax assets for the fiscal years ended September 30, 2024, 2023, and 2022 consist of the following:
	Yen in thousands
	For the fiscal years ended September 30,
	2024	2023	2022
Valuation allowance at beginning of year	¥10,365	¥6,491	¥2,364
Additions	15,063	3,874	4,127
Valuation allowance at end of year	¥25,428	¥10,365	¥6,491